Average Annual Total Returns - Investor A, C and Institutional - BlackRock Total Factor Fund	Nov. 27, 2020
WorldIndexHedgedNet [Member]
Average Annual Return:
1 Year	28.43%
5 Years	9.78%
Since Inception	12.31%
BloombergBarclays [Member]
Average Annual Return:
1 Year	8.72%
5 Years	3.05%
Since Inception	2.70%
WorldIndexHedgedAggregateBondIndex [Member]
Average Annual Return:
1 Year	20.42%
5 Years	7.23%
Since Inception	8.53%
ICEBofAMLThreeMonthUSTreasuryBillIndex [Member]
Average Annual Return:
1 Year	2.28%
5 Years	1.07%
Since Inception	0.78%
Institutional Shares
Average Annual Return:
1 Year	7.83%
5 Years	3.84%
Since Inception	3.70%
Inception Date	Dec. 27, 2012
Investor A Shares
Average Annual Return:
1 Year	1.88%
5 Years	2.47%
Since Inception	2.65%
Inception Date	Dec. 27, 2012
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	0.88%
5 Years	1.20%
Since Inception	1.26%
Inception Date	Dec. 27, 2012
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.26%
5 Years	1.32%
Since Inception	1.39%
Inception Date	Dec. 27, 2012
Investor C Shares
Average Annual Return:
1 Year	5.82%
5 Years	2.82%
Since Inception	2.66%
Inception Date	Dec. 27, 2012